Summary of Changes in Fair Value of Yorkville Convertible Note (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Loss on debt issuance	$ 49,000	$ 274,000	$ 444,000	$ 653,208
Repayment in cash of Yorkville convertible notes	(647,000)	(1,877,000)	(4,514,664)	(750,000)
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at December 31, 2025	1,200,000
Balance at March 31, 2026	571,000		1,200,000
Fair Value, Inputs, Level 3 [Member] | Convertible Debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at December 31, 2025	1,200,000
Issuance of Yorkville convertible note			4,950,000
Loss on debt issuance			444,000
Payment in shares to settle Yorkville convertible notes
Repayment in cash of Yorkville convertible notes	(647,000)		(4,514,664)
Conversions
Change in fair value	18,000		321,165
Balance at March 31, 2026	571,000		1,200,000
Fair Value, Inputs, Level 3 [Member] | Convertible Debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at December 31, 2025	$ 1,200,501
Balance at March 31, 2026			$ 1,200,501